Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 01, 2024 USD ($) security $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

From time to time, we grant equity awards, including stock options, to our employees, including our NEOs. Our typical practice is to grant employee stock options on the first business day of the month following the month in which the options are approved (or on the same day of approval if such approval is on the first business day of a month). We typically grant annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at a regularly scheduled meeting of the Compensation Committee occurring in such quarter. In addition, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, pursuant to our non-employee director compensation policy, as further described under the heading, “Non-Employee Director Compensation.” We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about our company when determining the timing of stock option grants and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately prior
to the disclosure of material
nonpublic information and the
		Number of			trading day beginning
		securities		Grant date fair	immediately following the
		underlying the	Exercise price of the	value of the	disclosure of material
Name	Grant date	award	award ($/Sh)	award	nonpublic information
(a)	(b)	(c)	(d)	(e)	(f)(1)
Neal Walker	February 1, 2024	497,000	$1.20	$421,586	(5.8)%
Kevin Balthaser	February 1, 2024	206,500	$1.20	$179,003	(5.8)%
(1)	The option grants reported in this table were made two business days before the Company filed (i) a Form 8-K under Item 5.02 reporting the departure of our Chief Medical Officer, the entry into an amended and restated employment agreement with our Chief Scientific Officer, and the entry into a separation agreement with our former Chief Executive Officer and President following his previously reported departure and (ii) a Form 8-K amendment under Item 5.02 reporting the entry into a compensatory letter agreement with Dr. Walker following his previously reported appointment as our Interim Chief Executive Officer.

Award Timing Method	we grant equity awards, including stock options, to our employees, including our NEOs. Our typical practice is to grant employee stock options on the first business day of the month following the month in which the options are approved (or on the same day of approval if such approval is on the first business day of a month). We typically grant annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at a regularly scheduled meeting of the Compensation Committee occurring in such quarter.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about our company when determining the timing of stock option grants and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately prior
to the disclosure of material
nonpublic information and the
		Number of			trading day beginning
		securities		Grant date fair	immediately following the
		underlying the	Exercise price of the	value of the	disclosure of material
Name	Grant date	award	award ($/Sh)	award	nonpublic information
(a)	(b)	(c)	(d)	(e)	(f)(1)
Neal Walker	February 1, 2024	497,000	$1.20	$421,586	(5.8)%
Kevin Balthaser	February 1, 2024	206,500	$1.20	$179,003	(5.8)%
(1)	The option grants reported in this table were made two business days before the Company filed (i) a Form 8-K under Item 5.02 reporting the departure of our Chief Medical Officer, the entry into an amended and restated employment agreement with our Chief Scientific Officer, and the entry into a separation agreement with our former Chief Executive Officer and President following his previously reported departure and (ii) a Form 8-K amendment under Item 5.02 reporting the entry into a compensatory letter agreement with Dr. Walker following his previously reported appointment as our Interim Chief Executive Officer.

Dr. Walker
Awards Close in Time to MNPI Disclosures
Name		Neal Walker
Underlying Securities | security		497,000
Exercise Price | $ / shares		$ 1.2
Fair Value as of Grant Date | $		$ 421,586
Underlying Security Market Price Change		(5.8)
Mr. Balthaser
Awards Close in Time to MNPI Disclosures
Name		Kevin Balthaser
Underlying Securities | security		206,500
Exercise Price | $ / shares		$ 1.2
Fair Value as of Grant Date | $		$ 179,003
Underlying Security Market Price Change		(5.8)